Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Barings Funds Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Barings Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BARINGS EMERGING MARKETS LOCAL CURRENCY DEBT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Barings Emerging Markets Local Currency Debt Fund (“Emerging Markets Local Currency Debt Fund” or the “Fund”) seeks long-term total return through investment in a diversified portfolio of emerging markets local currency-denominated debt securities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide - How to Invest in the Fund - Sales Charges - Class A Shares” starting on page 28 of this Prospectus and in “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55.87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.87%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made. The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in local currency-denominated debt instruments issued by emerging markets governments, and their quasi sovereign agencies (including supranational and sub-national government issuers). The Manager considers emerging market countries to include any country that did not become a member of the Organisation for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey and intends to focus on those with relatively low gross national product per capita and the potential for rapid economic growth. The Manager will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors the Manager believes to be relevant. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe.

The Fund may also invest in forwards and other derivative instruments that provide market exposure to such local currency fixed income instruments. The debt securities in which the Fund invests may be fixed or floating rate and may include corporate and supranational bonds and notes, government bonds, emerging markets sovereign issues, covered bonds, Group of Ten (commonly referred to as “G10”) country treasury obligations, mortgage, commercial mortgage and asset-backed securities, corporate debt and credit linked notes.

The Fund may invest in both investment grade and below investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) from emerging markets.

The Fund also may invest in structured notes such as synthetic debt securities with embedded components (e.g. an option). Exposure to such issuers may be achieved through direct investment or entirely through the use of financial derivative instruments.

The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies. The Manager will select individual investments based on an analysis of the value of the relevant investments as compared to other similar investments within the identified countries and industry sectors. The Fund also may seek currency exposure to both emerging markets and developed countries, including cross-currency positions, which are not related to the Fund's bond and cash equivalent positions. Currency positions will be implemented using spot and forward foreign exchange contracts and currency futures, options and swaps. Derivatives instruments that provide exposure to local currency-denominated debt instruments issued by governments of emerging markets countries or of a country the Manager considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund's 80% policy.

The Fund may buy and sell exchange-traded and over-the-counter derivative instruments, including bond futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond, and swap options; deliverable and non-deliverable currency forward contracts; and other derivative instruments to enhance portfolio management efficiency, and may hold outright short positions in these instruments for hedging purposes and otherwise in pursuit of the Fund's investment goal.

The Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer's ability to honor its obligations.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Risk. One or more debt obligations in the Fund's portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.

Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited.

Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.

Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.

Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund's investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Inflation Risk. The value of assets or income from the Fund's investments may be less in the future as inflation decreases the value of money.

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund's portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund's value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund's performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund's derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Market Risk. The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Non-Diversification Risk. The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by non-U.S. government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient non-U.S. currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. The Fund intends to satisfy the asset diversification requirements to qualify as a regulated investment company under the Code.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information for the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on December 8, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows the Fund's average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-439-5459
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.barings.com/funds/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31) - Class A Shares Before Taxes Applicable sales charges are not reflected
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Applicable sales charges are not reflected
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
More Recent Return Information
1/1/18-9/30/18	(9.87)%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/16-3/31/16)	11.69%
Lowest (4/1/18-6/30/18)	(12.34)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Applicable sales charges are reflected
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Applicable sales charges are reflected
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

Barings Emerging Markets Local Currency Debt Fund | JPMorgan Government Bond Index - Emerging Markets Global Diversified (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.21%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.24%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2015
Barings Emerging Markets Local Currency Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BXLAX
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.25%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[4]
1 YEAR	rr_ExpenseExampleYear01	$ 521
3 YEARS	rr_ExpenseExampleYear03	1,453
5 YEARS	rr_ExpenseExampleYear05	2,391
10 YEARS	rr_ExpenseExampleYear10	4,764
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	521
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,453
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,391
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 4,764
2016	rr_AnnualReturn2016	11.84%
2017	rr_AnnualReturn2017	18.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.34%)
1 Year	rr_AverageAnnualReturnYear01	13.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.82%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2015
Barings Emerging Markets Local Currency Debt Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.91%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2015
Barings Emerging Markets Local Currency Debt Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.41%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2015
Barings Emerging Markets Local Currency Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BXLCX
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.05%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[4]
1 YEAR	rr_ExpenseExampleYear01	$ 305
3 YEARS	rr_ExpenseExampleYear03	1,905
5 YEARS	rr_ExpenseExampleYear05	3,491
10 YEARS	rr_ExpenseExampleYear10	7,009
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	205
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,905
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	3,491
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 7,009
1 Year	rr_AverageAnnualReturnYear01	16.59%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.21%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2015
Barings Emerging Markets Local Currency Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BXLIX
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.61%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[4]
1 YEAR	rr_ExpenseExampleYear01	$ 100
3 YEARS	rr_ExpenseExampleYear03	665
5 YEARS	rr_ExpenseExampleYear05	1,257
10 YEARS	rr_ExpenseExampleYear10	2,861
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	100
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	665
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,257
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,861
1 Year	rr_AverageAnnualReturnYear01	18.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.30%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2015
Barings Emerging Markets Local Currency Debt Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BXLYX
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.52%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[4]
1 YEAR	rr_ExpenseExampleYear01	$ 100
3 YEARS	rr_ExpenseExampleYear03	646
5 YEARS	rr_ExpenseExampleYear05	1,218
10 YEARS	rr_ExpenseExampleYear10	2,775
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	100
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	646
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,218
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,775
1 Year	rr_AverageAnnualReturnYear01	18.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.31%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2015

[1]	Since inception of December 8, 2015.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
[3]	The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund's Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund's expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund's Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
[4]	"Total annual fund operating expenses after fee waiver and/or expense reimbursement" are higher than the corresponding ratios of net expenses to average net assets in the financial highlights table because the ratios shown in the financial highlights table reflect additional amounts voluntarily waived and/or reimbursed to the Fund.
[5]	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.